Share-Based Payments Weighted Average Assumptions (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	1.70%	2.29%	1.43%
Dividend yield (as a percent)	2.20%	2.57%	2.88%
Weighted-average volatility (as a percent)	23.71%	25.59%	25.02%
Performance shares (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	1.06%	0.72%	0.33%
Dividend yield (as a percent)	2.20%	2.57%	2.88%
Weighted-average volatility (as a percent)	21.53%	21.72%	21.13%
Expected term, minimum (in years)	2 years 9 months 22 days	2 years 9 months 18 days	2 years 9 months 18 days
Equity instruments other than options, nonvested, weighted average grant date fair value	$ 57.01	$ 50.49
Granted, weighted-average grant date fair value (in dollars per unit)	$ 74.42	$ 58.69	$ 43.10
Awards granted in period	0.1	0.2	0.2
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested, weighted average grant date fair value	$ 13.98	$ 12.78	$ 8.39
Awards granted in period	0.1	0.2	0.2